Consolidated statement of financial position - CAD ($)	Aug. 31, 2021	Aug. 31, 2020
Current
Cash	$ 18,147,821	$ 1,296,756
Cash held in trust		65
Trade and other receivables [note 6]	319,740	79,027
Inventories [note 7]	1,976,084	491,527
Prepaid expenses	544,843	170,979
Grants and investment tax credits receivable	108,302	402,239
Share subscription receivable [note 17]	39,200
Advances to related parties [note 17]	185,407
Total current assets	21,321,397	2,440,593
Debentures [note 8]	2,850,000
Right-of-use assets [note 9]	2,905,199	652,967
Property and equipment [note 10]	1,414,509	538,065
Intangibles [note 11]	1,225,722
Deferred income taxes [note 21]	17,547
Goodwill [note 5]	9,033,638
Other financial assets	33,280
Total assets	38,801,292	3,631,625
Current
Bank indebtedness [note 12]		170,000
Trade and other payables [notes 13 & 17]	848,054	639,837
Income tax payable	138,308
Contract liabilities [note 14]	898,713	20,443
Advances from related parties [note 17]		898,489
Current portion of lease liabilities [note 15]	562,136	120,815
Current portion of long-term debt [note 16]	10,179	57,249
Other financial liabilities	237,444
Total current liabilities	2,694,834	1,906,833
Non-current
Lease liabilities [note 15]	2,404,680	552,173
Long-term debt [note 16]	53,936	354,488
Deferred income taxes [note 21]	122,655	26,216
Total liabilities	5,276,105	2,839,710
Shareholders' equity
Capital stock [note 18]	42,834,982	2,497,813
Contributed surplus [note 19]	7,861,405	739,961
Accumulated other comprehensive income	388,566
Deficit	(17,559,766)	(2,445,859)
Total shareholders' equity	33,525,187	791,915
Total shareholders' equity and liabilities	$ 38,801,292	$ 3,631,625